Sarah R. Crespi

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1283

sarah.crespi@blackrock.com

October 26, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares ESG MSCI USA Min Vol Factor ETF, each dated October 25, 2021, do not differ from those contained in Post-Effective Amendment No. 2,500 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 25, 2021.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary cc: Benjamin J. Haskin, Esq.